FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
FAIR VALUE MEASUREMENT

NOTE 23 - FAIR VALUE MEASUREMENT:

Fair value hierarchy

The following tables detail the consolidated entity’s assets and liabilities, measured or disclosed at fair value, using a three-level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

Level 3: Unobservable inputs for the asset or liability

As of December 31, 2022	Level 1	Level 2	Level 3	Total
	US$ in thousands
Liabilities
Derivative financial liabilities (Note 22)	-	-	2,693	2,693
Total	-	-	2,693	2,693

As of December 31, 2021	Level 1	Level 2	Level 3	Total
	US$ in thousands
Liabilities
Derivative financial liability	-	32	-	32
Total	-	32	-	32